UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 3954

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management
October 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.2%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.15	11/1/11	17,500,000	a	17,500,000
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC;
JPMorgan Chase Bank)	0.19	11/7/11	10,000,000	a	10,000,000

Alaska--.2%
North Slope Borough,
GO Notes	2.00	6/30/12	4,550,000		4,600,115

California--1.3%
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.23	3/27/12	12,000,000		12,000,000
Los Angeles Department of
Airports, Airport Revenue, CP
(LOC: Citibank NA and State
Street Bank and Trust Co.)	0.20	1/19/12	17,500,000		17,500,000

Colorado--4.4%
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue (LOC; U.S. Bank NA)	0.14	11/7/11	9,700,000	a	9,700,000
RBC Municipal Products Inc. Trust
(Meridian Village Metropolitan
District Number One,
Improvement Revenue)
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.14	11/7/11	17,600,000 a,b,c		17,600,000

Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe
Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.20	11/7/11	10,000,000	a	10,000,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.14	11/7/11	65,300,000	a	65,300,000

Connecticut--.8%
Bridgeport,
GO Notes, TAN	2.00	2/10/12	18,000,000		18,080,598

Delaware--1.6%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.12	11/1/11	4,100,000	a	4,100,000
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.10	11/7/11	8,525,000	a	8,525,000
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.11	11/7/11	25,000,000	a	25,000,000

District of Columbia--2.9%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wells Fargo Bank and LOC;
Wells Fargo Bank)	0.14	11/7/11	48,290,000 a,b,c		48,290,000
District of Columbia,
Revenue (American Legacy
Foundation Issue)	0.13	11/7/11	14,000,000	a	14,000,000
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.35	11/7/11	6,350,000	a	6,350,000

Florida--1.1%
Highlands County Health Facilities

Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	0.10	11/7/11	2,500,000	a	2,500,000
Hillsborough County Industrial
Development Authority, Revenue
(Tampa Metropolitan Area YMCA
Project) (LOC; Bank of America)	0.25	11/7/11	10,200,000	a	10,200,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.20	12/15/11	8,510,000		8,510,000
University of South Florida
Financing Corporation, COP
(University of South Florida
Financing Corporation Master
Lease Program) (LOC; Wells
Fargo Bank)	0.14	11/7/11	5,600,000	a	5,600,000

Georgia--1.3%
Atlanta,
Airport General Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Citibank
NA)	0.26	11/7/11	10,000,000 a,b,c		10,000,000
Fulton County,
GO Notes, General Fund TAN	1.50	12/30/11	5,000,000		5,010,634
Georgia Municipal Gas Authority,
Gas Revenue, Refunding (Gas
Portfolio III Project)	2.00	5/23/12	11,250,000		11,337,258
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC;
Branch Banking and Trust Co.)	0.15	11/7/11	5,040,000	a	5,040,000

Illinois--4.3%
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Company)	0.14	12/12/11	81,200,000		81,200,000
Illinois Finance Authority,
IDR (Fitzpatrick Brothers,

Inc. Project) (Liquidity
Facility; Northern Trust
Company)	0.15	11/7/11	4,730,000	a	4,730,000
Illinois Finance Authority,
Revenue (Hospice of
Northeastern Illinois Project)
(LOC; BMO Harris Bank NA)	0.16	11/7/11	3,500,000	a	3,500,000
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center) (LOC;
Wells Fargo Bank)	0.11	11/1/11	7,600,000	a	7,600,000
Lake County,
MFHR (Whispering Oaks
Apartments Project) (LOC;
FHLMC)	0.11	11/7/11	3,250,000	a	3,250,000

Indiana--.5%
Indiana Finance Authority,
Revenue (Ascension Health
Senior Credit Group)	0.13	11/7/11	5,000,000	a	5,000,000
Indiana Finance Authority,
Revenue, Refunding (Trinity
Health Credit Group)	0.08	11/7/11	5,800,000	a	5,800,000
Saint Joseph County,
Educational Facilitie Revenue
(University of Notre Dame Du
Lac Project)	3.88	3/1/12	1,700,000		1,719,945

Kentucky--.2%
Kentucky Rural Water Finance
Corporation, Public Projects
Revenue (Flexible Term Program)	1.25	2/1/12	4,000,000		4,003,996

Louisiana--5.8%
Louisiana Public Facilities
Authority, HR (Touro Infirmary
Project) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	0.33	11/7/11	30,840,000 a,b,c		30,840,000
Louisiana Public Facilities
Authority, Revenue (Air

Products and Chemicals Project)	0.10	11/1/11	21,800,000	a	21,800,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.10	11/1/11	7,605,000	a	7,605,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.10	11/1/11	6,020,000	a	6,020,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.10	11/1/11	1,000,000	a	1,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.09	11/7/11	37,000,000	a	37,000,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.14	11/7/11	15,225,000	a	15,225,000
Port of New Orleans Board of
Commissioners, Subordinate
Lien Revenue, Refunding (LOC;
FHLB)	0.14	11/7/11	8,875,000	a	8,875,000
Saint James Parish,
PCR, Refunding (Texaco Project)
(LOC; Chevron Corp.)	0.08	11/1/11	8,000,000	a	8,000,000

Maine--.5%
Maine Finance Authority,
Revenue (Waynflete School
Issue) (LOC; JPMorgan Chase
Bank)	0.16	11/7/11	11,090,000	a	11,090,000

Maryland--2.8%
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Trust)	0.17	11/7/11	3,200,000	a	3,200,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Trust)	0.14	11/7/11	12,100,000	a	12,100,000
Frederick County,
Revenue, Refunding

Facility) (LOC; M&T Trust)	0.26	11/7/11	2,060,000	a	2,060,000
Maryland Economic Development
Corporation, Revenue (Easter
Seals Facility) (LOC; M&T
Trust)	0.19	11/7/11	6,655,000	a	6,655,000
Maryland Economic Development
Corporation, Revenue (Legal
Aid Bureau, Inc. Facility)
(LOC; M&T Trust)	0.21	11/7/11	1,825,000	a	1,825,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (De Matha
Catholic High School Issue)
(LOC; Branch Banking and Trust
Co.)	0.16	11/7/11	9,505,000	a	9,505,000
Maryland Industrial Development
Financing Authority, Recovery
Zone Facility Revenue (Wexford
Maryland Bio Park 3, LLC
Facility) (LOC; M&T Trust)	0.19	11/7/11	20,000,000	a	20,000,000
Maryland Stadium Authority,
Sports Facilities LR,
Refunding (Football Stadium
Issue) (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.11	11/7/11	10,500,000	a	10,500,000

Massachusetts--.9%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	0.08	11/7/11	20,200,000	a	20,200,000

Michigan--3.4%
Board of Trustees of the Michigan
State University, CP	0.20	1/9/12	9,000,000		9,000,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.11	11/7/11	20,000,000		20,000,000
Michigan Strategic Fund,
LOR, Refunding (Consumers
Energy Company Project) (LOC;
Bank of Nova Scotia)	0.10	11/7/11	10,000,000	a	10,000,000

University of Michigan,
CP	0.16	12/7/11	30,000,000		30,000,000
Waterford Charter Township
Economic Development
Corporation, LOR, Refunding
(Canterbury Health Care, Inc.
Project) (LOC; FHLB)	0.14	11/7/11	10,065,000	a	10,065,000

Minnesota--.5%
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facilities Revenue
(Children's Hospitals and
Clinics) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility;
U.S. Bank NA)	0.14	11/1/11	1,800,000	a	1,800,000
University of Minnesota,
CP	0.15	11/8/11	11,000,000		11,000,000

Mississippi--1.0%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.08	11/1/11	3,000,000	a	3,000,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.08	11/1/11	9,600,000	a	9,600,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.09	11/1/11	10,300,000	a	10,300,000

Missouri--3.3%
Missouri Development Finance
Board, LR (Missouri
Association of Municipal
Utilities Lease Financing
Program) (LOC: U.S. Bank NA)	0.12	11/1/11	12,415,000	a	12,415,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue

(The Washington University)
(Liquidity Facility; U.S. Bank
NA)	0.11	11/1/11	4,500,000	a	4,500,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Citigroup)	0.13	11/7/11	46,750,000	a	46,750,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue, Refunding
(Sisters of Mercy Health
System) (Liquidity Facility;
Bank of America)	0.18	11/1/11	12,875,000	a	12,875,000

Nebraska--1.1%
Nebraska Investment Finance
Authority, SFHR (Liquidity
Facility; FHLB)	0.13	11/7/11	24,700,000	a	24,700,000

Nevada--4.0%
Austin Trust
(Clark County, GO Bond Bank
Bonds) (Liquidity Facility;
Bank of America)	0.20	11/7/11	9,770,000 a,b,c		9,770,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Citibank NA)	0.13	11/7/11	8,100,000	a	8,100,000
Las Vegas Valley Water District,
CP (LOC; Wells Fargo Bank)	0.17	11/8/11	36,000,000		36,000,000
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.14	12/12/11	40,000,000		40,000,000

New Hampshire--.2%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.15	11/1/11	5,300,000	a	5,300,000

New Jersey--.2%
Egg Harbor Township,
GO Notes, BAN	1.00	9/13/12	5,430,000		5,441,622

New York--6.9%
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; Citibank NA)	0.17	1/17/12	20,000,000		20,000,000
New York City,
GO Notes (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; State
Street Bank and Trust Co.)	0.12	11/1/11	2,000,000	a	2,000,000
New York City Housing Development
Corporation, MFHR	0.30	3/1/12	10,000,000		10,000,000
New York City Housing Development
Corporation, MFHR	0.30	3/30/12	3,155,000		3,155,000
New York City Housing Development
Corporation, MFHR	0.32	5/1/12	13,750,000		13,750,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Mizuho
Corporate Bank Ltd.)	0.11	11/1/11	5,000,000	a	5,000,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (World Trade Center
Project)	0.33	5/8/12	52,000,000		52,000,000
New York State Housing Finance
Agency, Housing Revenue (2180
Broadway Housing Project)
(LOC; Wells Fargo Bank)	0.11	11/7/11	23,000,000	a	23,000,000
New York State Thruway Authority,
General Revenue, BAN	2.00	7/12/12	23,000,000		23,262,330
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.24	11/7/11	9,700,000	a	9,700,000

North Carolina--1.0%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(LOC; Wells Fargo Bank)	0.08	11/1/11	2,000,000	a	2,000,000
Charlotte-Mecklenburg Hospital
Authority, Health Care
Revenue, Refunding (Carolinas
HealthCare System) (LOC; U.S.
Bank NA)	0.09	11/1/11	7,500,000	a	7,500,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.15	11/7/11	15,035,000	a	15,035,000

Ohio--.8%
Akron,
GO Notes, BAN (Various Purpose)	1.13	12/8/11	4,715,000		4,717,490
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System)	0.20	2/16/12	13,000,000		13,000,000

Oregon--.2%
Oregon,
GO Notes (Veterans' Welfare
Bonds) (Liquidity Facility;
Bank of Tokyo-Mitsubishi UFJ)	0.11	11/7/11	5,250,000	a	5,250,000

Pennsylvania--12.3%
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.31	1/19/12	4,800,000		4,800,000
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.22	11/7/11	8,400,000	a	8,400,000
Chester County Health and
Education Facilities

Authority, Mortgage Revenue
(Tel Hai Obligated Group
Project) (LOC; M&T Trust)	0.14	11/7/11	6,430,000	a	6,430,000
Chester County Industrial
Development Authority, Revenue
(Archdiocese of Philadelphia)
(LOC; PNC Bank)	0.11	11/7/11	12,675,000	a	12,675,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.19	11/7/11	10,745,000	a	10,745,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Trust)	0.19	11/7/11	5,655,000	a	5,655,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Wells Fargo Bank)	0.18	11/7/11	51,075,000	a	51,075,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.13	11/7/11	10,000,000	a	10,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.13	11/7/11	11,100,000	a	11,100,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.13	11/7/11	9,100,000	a	9,100,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.13	11/7/11	12,100,000	a	12,100,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.13	11/7/11	10,000,000	a	10,000,000
Emmaus General Authority,

Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.13	11/7/11	9,300,000	a	9,300,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.13	11/7/11	10,000,000	a	10,000,000
General Authority of South Central
Pennsylvania, Revenue
(Lutheran Social Services of
South Central Pennsylvania
Project) (LOC; M&T Trust)	0.19	11/7/11	15,985,000	a	15,985,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.19	11/7/11	9,700,000	a	9,700,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Trust)	0.14	11/7/11	32,606,000	a	32,606,000
Lancaster County Hospital
Authority, Revenue (Landis
Home Retirement Community
Project) (LOC; M&T Trust)	0.19	11/7/11	7,970,000	a	7,970,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Northwestern Human Services -
Allegheny Valley School, LLC
Issue) (LOC; TD Bank)	0.18	11/1/11	6,300,000	a	6,300,000
Philadelphia,
GO Notes, Refunding (LOC;
Royal Bank of Canada)	0.10	11/7/11	7,000,000	a	7,000,000
Philadelphia School District,
GO Notes, Refunding (LOC;
Barclays Bank PLC)	0.10	11/7/11	35,300,000	a	35,300,000
Ridley School District,
GO Notes (LOC; TD Bank)	0.14	11/7/11	2,900,000	a	2,900,000
York General Authority,
Revenue (Strand-Capitol
Performing Arts Center
Project) (LOC; M&T Trust)	0.19	11/7/11	2,840,000	a	2,840,000

Rhode Island--.9%
Rhode Island State and Providence
Plantations, GO Notes, TAN	2.00	6/29/12	20,000,000		20,223,366

South Carolina--1.7%
Charleston County School District,
GO Notes, BAN	1.50	11/14/11	11,190,000		11,194,772
Lancaster County School District,
GO Notes	1.00	3/1/12	7,540,000		7,560,473
Lexington County School District
Number 1, GO Notes	2.00	2/1/12	5,500,000		5,524,329
Newberry County School District,
GO Notes	2.00	3/1/12	6,200,000		6,231,688
Saint Peters Parish/Jasper County
Public Facilities Corporation,
Instalment Purchase Revenue,
BAN (County Office Building
Projects)	2.00	11/1/11	5,000,000		5,000,000
York County,
GO Notes (Fort Mill School
District Number 4)	1.25	3/1/12	3,930,000		3,942,955

Tennessee--8.1%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.15	11/7/11	9,420,000	a	9,420,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.15	11/7/11	3,045,000	a	3,045,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	0.15	11/7/11	6,000,000	a	6,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue

(LOC; Branch Banking and Trust
Co.)	0.15	11/7/11	47,510,000	a	47,510,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	0.05	11/7/11	24,455,000	a	24,455,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	0.05	11/7/11	17,970,000	a	17,970,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue,
Refunding (The Vanderbilt
University)	0.05	11/7/11	15,035,000	a	15,035,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.25	11/7/11	17,900,000	a	17,900,000
Shelby County Health, Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; U.S. Bank
NA)	0.14	11/7/11	25,000,000	a	25,000,000
Tennessee,
CP	0.12	11/3/11	25,810,000		25,810,000

Texas--13.8%
Dallas,
GO Notes, Refunding	5.00	2/15/12	2,295,000		2,326,625
Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity
Facility: California Public
Employees Retirement System,
California State Teachers
Retirement System and U.S.

Bank NA)	0.25	1/19/12	5,200,000		5,200,000
Garland,
CP (Liquidity Facility; Bank
of America)	0.25	11/9/11	7,000,000		7,000,000
Gulf Coast Waste Disposal
Authority, Environmental
Facilities Revenue (Air
Products Project)	0.09	11/7/11	16,900,000	a	16,900,000
Gulf Coast Waste Disposal
Authority, PCR, Refunding
(Exxon Project)	0.08	11/1/11	9,000,000	a	9,000,000
Harris County,
GO Notes, TAN	1.50	2/29/12	33,000,000		33,145,082
Harris County,
GO Notes, TAN	2.50	2/29/12	7,000,000		7,053,324
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	0.12	11/1/11	6,400,000	a	6,400,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The
Methodist Hospital System)	0.12	11/1/11	12,000,000	a	12,000,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The
Methodist Hospital System)	0.12	11/1/11	6,560,000	a	6,560,000
Harris County Metropolitan
Transportation Authority, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.18	11/3/11	3,250,000		3,250,000
Houston,
CP (LOC; JPMorgan Chase Bank)	0.16	11/7/11	10,000,000		10,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.35	11/17/11	5,800,000		5,800,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area

Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.50	12/29/11	50,300,000		50,300,000
JPMorgan Chase Putters/Drivers
Trust, Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.15	11/1/11	25,000,000 a,b,c		25,000,000
North Texas Tollway Authority,
Revenue, CP (LOC; Bank of
America)	0.25	11/4/11	20,000,000		20,000,000
North Texas Tollway Authority,
Revenue, CP (LOC; Bank of
America)	0.23	11/8/11	25,000,000		25,000,000
Puttable Floating Option Tax
Exempt Receipts (Brazos County
Health Facilities Development
Corporation, Revenue
(Franciscan Services
Corporation Obligated Group))
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.27	11/7/11	7,000,000 a,b,c		7,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America, State Street Bank and
Trust Co. and U.S. Bank NA)	0.19	11/17/11	8,600,000		8,600,000
Tarrant County Cultural Education
Facilities Finance
Corporation, HR (Baylor Health
Care System Project) (LOC;
Northern Trust Company)	0.10	11/7/11	3,500,000	a	3,500,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)	0.13	11/7/11	6,500,000	a	6,500,000
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan Chase
Bank)	0.23	11/8/11	35,000,000		35,000,000
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan Chase

Bank)	0.22	11/15/11	10,000,000		10,000,000
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue
(Liquidity Facility; Citibank
NA)	0.13	11/7/11	10,940,000 a,b,c		10,940,000

Utah--1.6%
Murray City,
HR (Intermountain Health Care	0.10	11/7/11	100,000	a	100,000
Health Services, Inc.)
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.10	11/7/11	32,000,000	a	32,000,000
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.15	11/7/11	6,400,000	a	6,400,000

Virginia--1.8%
Harrisonburg Industrial
Development Authority,
Revenue, Refunding (Virginia
Mennonite Retirement
Community) (LOC; Branch
Banking and Trust Co.)	0.15	11/7/11	6,835,000	a	6,835,000
Richmond,
CP (Liquidity Facility; Bank
of America)	0.25	11/15/11	30,000,000		30,000,000
Virginia Beach Development
Authority, Public Facility
Revenue	5.00	12/1/11	5,100,000		5,120,011

Washington--2.8%
King County,
GO Notes, Refunding	5.00	1/1/12	2,760,000		2,782,031
Puttable Floating Option Tax
Exempt Receipts (Washington,
Various Purpose GO, Refunding)
(Liquidity Facility; Bank of
America)	0.20	11/7/11	18,185,000 a,b,c		18,185,000

University of Washington
University Revenue, CP	0.19	1/6/12	16,000,000		16,000,000
Washington,
GO Notes, Refunding (Various
Purpose)	5.00	1/1/12	1,500,000		1,512,004
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (LOC; Barclays
Bank PLC)	0.12	11/1/11	5,000,000	a	5,000,000
Washington Health Care Facilities
Authority, Revenue (Swedish
Health Services) (LOC;
Citibank NA)	0.13	11/7/11	13,000,000	a	13,000,000
Washington Housing Finance
Commission, Nonprofit Revenue
(Seattle Art Museum Project)
(LOC; U.S. Bank NA)	0.09	11/7/11	10,000,000	a	10,000,000

Wisconsin--3.8%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project)
(LOC; Bank of America)	0.23	11/7/11	6,500,000	a	6,500,000
Milwaukee Redevelopment Authority,
Redevelopment LR (University
of Wisconsin-Milwaukee
Kenilworth Project) (LOC; U.S.
Bank NA)	0.14	11/7/11	6,170,000	a	6,170,000
Milwaukee Redevelopment Authority,
Revenue, Refunding (Yankee
Hill Apartments Project) (LOC;
Wells Fargo Bank)	0.13	11/7/11	13,150,000	a	13,150,000
Racine,
Note Anticipation Note	1.50	12/28/11	3,500,000		3,504,982
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)
(LOC; JPMorgan Chase Bank)	0.22	12/5/11	60,000,000		60,000,000

Wyoming--1.3%
Wyoming Student Loan Corporation,
Student Loan Revenue,

Refunding (LOC; Royal Bank of
Canada)	0.12	11/7/11	30,000,000a	30,000,000

U.S. Related--.6%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.14	11/7/11	14,815,000 a,b,c	14,815,000

Total Investments (cost $2,378,386,630)			101.1%	2,378,386,630
Liabilities, Less Cash and Receivables			(1.1%)	(26,419,900)
Net Assets			100.0%	2,351,966,730

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, these securities amounted to $192,440,000 or 8.2% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation

HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,378,386,630
Level 3 - Significant Unobservable Inputs	-
Total	2,378,386,630

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management

October 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.8%	Rate (%)	Date	Amount ($)		Value ($)
California--95.9%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Northbay Healthcare
Group) (LOC; JPMorgan Chase
Bank)	0.14	11/7/11	13,400,000	a	13,400,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Santa Cruz Montessori
School) (LOC; Comerica Bank)	0.24	11/7/11	865,000	a	865,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (The Branson School)
(LOC; Northern Trust Company)	0.13	11/7/11	8,250,000	a	8,250,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; U.S.
Bank NA)	0.14	11/7/11	15,290,000	a	15,290,000
Alameda County Industrial
Development Authority,
Recovery Zone Facility Revenue
(Dale Hardware, Inc. Project)
(LOC; Comerica Bank)	0.17	11/7/11	2,670,000	a	2,670,000
Alameda County Industrial
Development Authority, Revenue
(Santini Foods, Inc. Project)
(LOC; Comerica Bank)	0.17	11/7/11	2,900,000	a	2,900,000
California Economic Development
Financing Authority, Revenue,
Refunding (KQED, Inc. Project)
(LOC; Wells Fargo Bank)	0.26	11/7/11	200,000	a	200,000
California Enterprise Development
Authority, IDR (JBR, Inc.
Project) (LOC; U.S. Bank NA)	0.18	11/7/11	4,000,000	a	4,000,000

California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	0.25	11/7/11	10,000,000	a	10,000,000
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.16	11/7/11	13,400,000	a	13,400,000
California Infrastructure and
Economic Development Bank,
Revenue (Orange County
Performing Arts Center) (LOC;
Bank of America)	0.21	11/7/11	16,265,000	a	16,265,000
California Infrastructure and
Economic Development Bank,
Revenue (Saddleback Valley
Christian Schools Project)
(LOC; FHLB)	0.16	11/7/11	5,000,000	a	5,000,000
California Municipal Finance
Authority, Revenue (Notre Dame
High School, San Jose) (LOC;
Comerica Bank)	0.24	11/7/11	1,100,000	a	1,100,000
California Municipal Finance
Authority, Revenue (Trinity
School) (LOC; Comerica Bank)	0.24	11/7/11	715,000	a	715,000
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.14	11/7/11	22,365,000	a	22,365,000
California Pollution Control
Financing Authority, SWDR (Big
Bear Disposal, Inc. Project)
(LOC; Union Bank NA)	0.17	11/7/11	2,425,000	a	2,425,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Comerica Bank)	0.17	11/7/11	2,635,000	a	2,635,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Union Bank NA)	0.17	11/7/11	8,450,000	a	8,450,000
California Pollution Control

Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	0.17	11/7/11	3,140,000	a	3,140,000
California Pollution Control
Financing Authority, SWDR
(South Bay Recycling Project)
(LOC; Union Bank NA)	0.17	11/7/11	3,150,000	a	3,150,000
California Pollution Control
Financing Authority, SWDR,
Refunding (BLT Enterprises of
Fremont LLC Project) (LOC;
Union Bank NA)	0.17	11/7/11	9,255,000	a	9,255,000
California Pollution Control
Financing Authority, SWDR,
Refunding (MarBorg Industries
Project) (LOC; Union Bank NA)	0.17	11/7/11	3,345,000	a	3,345,000
California School Cash Reserve
Program Authority, Revenue	2.50	1/31/12	20,000,000		20,073,922
California School Cash Reserve
Program Authority, Revenue	2.00	2/1/12	9,100,000		9,130,529
California Statewide Communities
Development Authority, Revenue
(The Pegasus School) (LOC;
Bank of America)	0.40	11/7/11	940,000	a	940,000
California Statewide Communities
Development Authority, Revenue
(Tiger Woods Learning Center
Foundation) (LOC; Bank of
America)	0.50	11/7/11	350,000	a	350,000
California Statewide Communities
Development Authority, Revenue
(Trinity Children and Family
Services Project) (LOC;
California State Teachers
Retirement System)	0.30	11/7/11	500,000	a	500,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.20	12/7/11	7,000,000		7,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.26	2/16/12	8,000,000		8,000,000

California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.30	2/16/12	2,200,000		2,200,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.15	11/7/11	4,450,000 a,b,c		4,450,000
Irvine Assessment District Number
05-21, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.20	11/1/11	5,400,000	a	5,400,000
Irvine Assessment District Number
97-17, Limited Obligation
Improvement Bonds (LOC; State
Street Bank and Trust Co.)	0.20	11/1/11	1,700,000	a	1,700,000
Lake Elsinore Recreation
Authority, Revenue, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.13	11/7/11	8,505,000	a	8,505,000
Los Angeles,
COP (Kadima Hebrew Academy)
(LOC; U.S. Bank NA)	0.14	11/7/11	1,800,000	a	1,800,000
Madera Public Financing Authority,
LR (Madera Municipal Golf
Course Refinancing Project)
(LOC; California State
Teachers Retirement System)	0.12	11/7/11	175,000	a	175,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	0.12	11/1/11	2,000,000	a	2,000,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR

(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.38	11/7/11	1,240,000 a,b,c		1,240,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, Revenue
(Japanese American National
Museum)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	0.50	11/7/11	4,215,000 a,b,c		4,215,000
Puttable Floating Option Tax
Exempt Receipts (Sacramento
City Financing Authority,
Revenue, Refunding (Master
Lease Program Facilities)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.30	11/7/11	12,995,000 a,b,c		12,995,000
Riverside County Transportation
Commission, Sales Tax Revenue
(Liquidity Facility; JPMorgan
Chase Bank)	0.12	11/7/11	9,500,000	a	9,500,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC;
FNMA)	0.25	11/7/11	4,100,000	a	4,100,000
San Diego County,
COP (Museum of Contemporary
Art San Diego) (LOC; Northern
Trust Company)	0.14	11/7/11	3,250,000	a	3,250,000
San Diego County and San Diego
County School Districts,
Program Note Participations,
TRAN	2.00	4/30/12	14,000,000		14,098,526
San Jose Redevelopment Agency,
MFHR (101 San Fernando
Apartments) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	0.24	11/7/11	13,000,000 a,b,c		13,000,000
West Covina Public Financing
Authority, LR, Refunding

(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.19	11/7/11	1,480,000	a	1,480,000
Western Placer Unified School
District, GO Notes, TRAN	2.00	10/4/12	1,000,000		1,012,566

U.S. Related--3.9%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.14	11/7/11	2,825,000 a,b,c		2,825,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.14	11/7/11	8,715,000 a,b,c		8,715,000

Total Investments (cost $297,475,543)			99.8%		297,475,543
Cash and Receivables (Net)			.2%		465,372
Net Assets			100.0%		297,940,915

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, these securities amounted to $47,440,000 or 15.9% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement

CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	297,475,543
Level 3 - Significant Unobservable Inputs	-
Total	297,475,543

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Cash Management Fund

October 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.5%	Rate (%)	Date	Amount ($)		Value ($)
New York--94.3%
Albany Industrial Development
Agency, Civic Faclility
Revenue (Living Resources
Corporation Project) (LOC;
HSBC Bank USA)	0.12	11/7/11	3,000,000	a	3,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.22	11/7/11	2,700,000	a	2,700,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.22	11/7/11	3,000,000	a	3,000,000
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Trust)	0.19	11/7/11	3,250,000	a	3,250,000
Cayuga County,
GO Notes, BAN	1.50	2/10/12	3,500,000		3,504,762
Cortland Enlarged City School
District, GO Notes, BAN	1.50	7/27/12	2,400,000		2,415,830
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson
Foundation for Autism, Inc.
Project) (LOC; M&T Trust)	0.19	11/7/11	4,285,000	a	4,285,000
East Farmingdale Volunteer Fire
Company Inc., Volunteer Fire
Department Revenue (LOC;
Citibank NA)	0.45	11/7/11	4,255,000	a	4,255,000
East Quogue Union Free School
District, GO Notes, TAN	1.25	6/27/12	1,100,000		1,104,649

Elmira City School District,
GO Notes, BAN	1.75	2/15/12	1,000,000		1,001,708
Evans-Brant Central School
District, GO Notes, BAN	1.50	6/29/12	2,000,000		2,011,808
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Paul Smith's
College Project) (LOC; U.S.
Bank NA)	0.20	11/7/11	580,000	a	580,000
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)	0.30	11/7/11	1,925,000	a	1,925,000
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Trust)	0.19	11/7/11	2,000,000	a	2,000,000
Mahopac Central School District,
GO Notes, TAN	0.75	11/10/11	1,600,000		1,600,136
Medina Central School District,
GO Notes, BAN	1.50	6/22/12	2,050,000		2,058,434
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue, Refunding (LOC; Bank
of Tokyo-Mitsubishi UFJ)	0.13	11/7/11	5,000,000	a	5,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Association
for the Blind and Visually
Impaired - Goodwill Industries
of Greater Rochester, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.14	11/7/11	3,705,000	a	3,705,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Saint Ann's
Home for the Aged Project)
(LOC; HSBC Bank USA)	0.14	11/7/11	3,575,000	a	3,575,000
New York City,
GO Notes (Liquidity Facility;
Bank of Nova Scotia)	0.10	11/7/11	7,000,000	a	7,000,000

New York City,
GO Notes (Liquidity Facility;
Wells Fargo Bank)	0.09	11/1/11	1,200,000	a	1,200,000
New York City,
GO Notes (LOC; Bank of America)	0.20	11/1/11	1,300,000	a	1,300,000
New York City,
GO Notes (LOC; California
Public Employees Retirement
System)	0.13	11/1/11	14,000,000	a	14,000,000
New York City,
GO Notes (LOC; State Street
Bank and Trust Co.)	0.12	11/1/11	2,000,000	a	2,000,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc.) (LOC; Bank of America)	0.32	11/7/11	1,000,000	a	1,000,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program)
(LOC; Bank of America)	0.28	11/7/11	1,595,000	a	1,595,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program)
(Village Center for Care)
(LOC; Bank of America)	0.28	11/7/11	1,025,000	a	1,025,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC; TD
Bank)	0.17	11/7/11	4,450,000	a	4,450,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Trust)	0.19	11/7/11	4,700,000	a	4,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; TD Bank)	0.19	11/7/11	3,200,000	a	3,200,000
New York City Transitional Finance

Authority, Revenue (New York
City Recovery) (Liquidity
Facility; JPMorgan Chase Bank)	0.13	11/1/11	3,000,000	a	3,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Wells Fargo Bank)	0.09	11/1/11	4,435,000	a	4,435,000
New York City Trust for Cultural
Resources, Revenue, Refunding
(American Museum of Natural
History) (Liquidity Facility;
Wells Fargo Bank)	0.08	11/7/11	5,000,000	a	5,000,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (World Trade Center
Project) (LOC; JPMorgan Chase
Bank)	0.03	11/7/11	3,415,000	a	3,415,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project) (LOC; JPMorgan Chase
Bank)	0.03	11/7/11	585,000	a	585,000
New York State Dormitory
Authority, HR, Refunding
(Interfaith Medical Center)	4.75	2/15/12	700,000		708,039
New York State Dormitory
Authority, Revenue (Catholic
Health System Obligated Group)
(LOC; HSBC Bank USA)	0.14	11/7/11	3,885,000	a	3,885,000
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/12	665,000		673,113
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.15	11/7/11	2,200,000	a	2,200,000
New York State Urban Development
Corporation, Service Contract
Revenue, Refunding	5.00	1/1/12	300,000		302,158
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State

Facilities and Equipment)	5.25	3/15/12	275,000		279,813
Niagara Area Development
Corporation, Revenue (Niagara
Falls Memorial Medical Center
Project) (LOC; HSBC Bank USA)	0.12	11/7/11	1,000,000	a	1,000,000
Orange County Industrial
Development Agency, Civic
Facility Revenue (Tuxedo Park
School Project) (LOC; M&T
Trust)	0.19	11/7/11	1,000,000	a	1,000,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	1.50	6/21/12	3,500,000		3,516,617
Port Authority of New York and New
Jersey, Equipment Notes	0.20	11/7/11	2,800,000	a	2,800,000
Port Jefferson Union Free School
District, GO Notes, TAN	1.50	6/28/12	1,800,000		1,812,362
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; TD Bank)	0.11	11/7/11	3,800,000	a	3,800,000
Ramapo,
GO Notes, BAN	2.00	12/13/11	2,700,000		2,703,782
Riverhead Industrial Development
Agency, Civic Facility Revenue
(Central Suffolk Hospital
Project) (LOC; HSBC Bank USA)	0.14	11/7/11	2,500,000	a	2,500,000
Salina,
GO Notes, BAN	1.50	6/22/12	1,493,000		1,499,911
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Trust)	0.17	11/7/11	1,600,000	a	1,600,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; State Street Bank and
Trust Co.)	0.10	11/7/11	2,500,000	a	2,500,000
Westchester County Industrial
Development Agency, Civic

Facility Revenue (The Masters
School Civic Facility) (LOC;
JPMorgan Chase Bank)	0.16	11/7/11	2,055,000	a	2,055,000

U.S. Related--6.2%
JPMorgan Chase Putters/Drivers
Trust (Puerto Rico
Commonwealth, Public
Improvement GO Notes)
(Liquidity Facility; JPMorgan
Chase Bank and LOC; JPMorgan
Chase Bank)	0.15	11/1/11	1,000,000 a,b,c		1,000,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.14	11/7/11	4,595,000 a,b,c		4,595,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.14	11/7/11	1,000,000 a,b,c		1,000,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Electric Power Authority,
Power Revenue) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.27	11/7/11	2,935,000 a,b,c		2,935,000

Total Investments (cost $153,243,122)			100.5%		153,243,122
Liabilities, Less Cash and Receivables			(.5%)		(723,920)
Net Assets			100.0%		152,519,202

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, these securities amounted to $9,530,000 or 6.2% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	153,243,122
Level 3 - Significant Unobservable Inputs	-
Total	153,243,122

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	December 19, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)